UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

7101 West 78th Street, Suite 201, Bloomington, MN 55439
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
7101 West 78th Street, Suite 201
Bloomington, MN 55439
(Name and address of agent for service)

(952) 224-7071
Registrant's telephone number, including area code

Date of fiscal year end: June 30, 2010

Date of reporting period:  December 31, 2009

Item 1. Reports to Stockholders.

KEYSTONE
MUTUAL FUNDS

91213C
100

Keystone Mutual Funds Semi-Annual Report

December 31, 2009

KLGAX
KLGCX
KLGIX

www.keystonefunds.com

January 28, 2010

Message To Shareholders

We are pleased to report strong performance for the Keystone Large Cap Growth Fund in 2009. For the six month period ending December 31, 2009 the Fund’s return was 43.80% (A shares at NAV), significantly out-performing the unmanaged Russell 1000 Growth Index which had a return of 37.21%. It is particularly gratifying that virtually all of the outperformance came from stock selection rather than sector allocation.  This is consistent with our long term history of individual stock picking combined with active trading around core positions.

A year ago, the pillars of our financial system were collapsing around us. By July, the economy found a base from which to grow again.  The current extremely steep yield curve generally points to an accelerating economy.  However, we believe there are some significant headwinds that the economy will have to overcome in coming quarters: consumer credit contraction, stubbornly high unemployment, low industrial capacity utilization, unwinding of the Fed’s balance sheet purchases and easy monetary policy, trillion dollar deficits, and anticompetitive government policy.

While a double-dip recession is not anticipated, we believe that investor sentiment will probably turn negative before long, providing a bumpier ride than experienced during the last nine months of strong upward movement. From a valuation perspective, the market is currently trading at approximately 15.6 times the consensus 2010 EPS (earnings per share) of the S&P500. This valuation is reasonable by historical standards considering the low level of interest rates we currently have, but as described above, we face bigger headwinds.  The consensus estimates for 2011 are calling for 20.9% EPS growth, which seems pretty high to us.

We believe that the leading economic indicators will peak sometime in the first half of 2010 and begin to roll over. In that circumstance, we anticipate that investors’ preference will shift from companies experiencing a cyclical recovery to companies exhibiting longer term more stable revenue growth.  We believe near term positive estimate revisions at the individual company level will most likely become more important than a longer term macro call on a cyclical industrial recovery.  Consequently, in an effort to “skate to where the puck is going”, we have reduced the weighting of financial stocks and have increased the weighting of healthcare stocks.  Healthcare stocks appear very attractive to us due to their very high free cash flow multiples.  Technology stocks also continue to be attractive on a free cash flow multiple basis.

In addition, over the course of the last few months, we reduced our underweight of consumer staples stocks.  We believe the market is transitioning from one focused on a cyclical recovery to a more normal environment where earnings revisions drive share prices.  Once again, these moves are intended to skate to where the puck is moving.

Thank you for the confidence you have placed in us.

Very truly yours,

Andrew S. Wyatt	Thomas G. Kamp
Chairman of the Board	Chief Investment Officer

Must be preceded or accompanied by a prospectus.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.  The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. You cannot invest directly in an index.

Mutual fund investing involves risk; principal loss is possible.  The Fund concentrates its investments in a limited number of companies, and an investment in the Fund is therefore subject to greater risk and volatility than investments in a more diversified portfolio.  Growth investing does not guarantee a profit or eliminate risk.  The stocks of these companies can have relatively high valuations.   Because of these high valuations, an investment in a growth stock can be more risky than an investment in a company with more modest growth expectations.  The Fund may also purchase foreign securities or use derivatives, which involve additional risks.  Please refer to the prospectus for further information concerning the risks of investing in the Fund.

Performance data quoted represents past performance.  Past performance does not guarantee future results.

Investment performance reflects fee waivers and in the absence of such waivers, total return would be reduced.

Free cash flow is revenue less operating expenses including interest expenses and maintenance capital spending. It is the discretionary cash that a company has after all expenses and is available for purposes such as dividend payments, investing back into the business or share repurchases.

The opinions expressed in this report are just that-informed opinions.  They should not be considered promises or advice. Investment decisions reflect a variety of factors, and views in this report about individual stocks, sectors and the markets may change at any time.  Also, please keep in mind that the information and opinions cover the period through the date on the front of this report.

The Keystone Large Cap Growth Fund is distributed by Quasar Distributors, LLC.

Keystone Large Cap Growth Fund – Class A
Growth of a $10,000 Investment

Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2009 to December 31, 2009 for Classes A and C, and for the period from November 2, 2009 to December 31, 2009 for Class I.

Actual Expenses
For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or exchange fees. Therefore, the second line of the table for each class is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value (7/1/2009)	Ending Account Value (12/31/2009)	Expenses Paid During Period1 (7/1/2009 to 12/31/2009)	Annualized Expense Ratio

Class A Actual	$1,000.00	$1,208.50	$8.35	1.50%
Class A Hypothetical (5% return before expenses)	$1,000.00	$1,017.64	$7.63	1.50%

Class C Actual	$1,000.00	$1,204.30	$12.22	2.20%
Class C Hypothetical (5% return before expenses)	$1,000.00	$1,014.12	$11.17	2.20%

1   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184 days (the number of days in the most recent half-year)/365 days (to reflect the one-half year period).

	Beginning Account Value (11/2/2009)	Ending Account Value (12/31/2009)	Expenses Paid During Period1 (11/2/2009 to 12/31/2009)	Annualized Expense Ratio

Class I Actual	$1,000.00	$1,081.30	$2.05	1.20%
Class I Hypothetical (5% return before expenses)	$1,000.00	$1,006.25	$1.98	1.20%
1   Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 60 days (the number of days in the most recent half-year)/365 days (to reflect the one-half year period).

Keystone Mutual Funds
Schedule of Investments (Unaudited)

Keystone Large Cap Growth Fund
		December 31, 2009
Security Description	Shares	Fair Value
COMMON STOCKS — 98.6%
Consumer Merchandising — 12.4%
Apollo Group, Inc.*	76,766	$4,650,484
Best Buy, Inc.	25,022	987,368
DreamWorks Animation SKG, Inc.*	44,226	1,766,829
Guess?, Inc.	41,475	1,754,392
Nike, Inc.	43,470	2,872,063
Nordstrom, Inc.	56,849	2,136,385
Polo Ralph Lauren Corporation	16,637	1,347,264
Target Corp.	56,399	2,728,020
Time Warner Inc.	73,298	2,135,904
Walt Disney Co.	79,864	2,575,614
		22,954,323
Consumer Staples — 8.8%
The Coca Cola Company	22,962	1,308,834
Colgate-Palmolive Company	18,530	1,522,240
Costco Wholesale Corporation	36,738	2,173,787
Diageo PLC ADR	37,878	2,629,112
General Mills, Inc.	52,180	3,694,866
Philip Morris International, Inc.	103,687	4,996,677
		16,325,516
Energy — 8.1%
Hess Corporation	83,136	5,029,728
Petrohawk Energy Corp. *	242,468	5,816,807
Schlumberger Limited ^	64,584	4,203,773
		15,050,308
Financial Institutions — 5.3%
ACE Ltd. ^	21,592	1,088,237
Bank of America Corporation	182,900	2,754,474
Goldman Sachs Group, Inc.	20,113	3,395,879
Intercontinental Exchange, Inc. *	22,551	2,532,477
		9,771,067
Health Care Products — 18.7%
Celgene Corp.*	109,113	6,075,412
Gilead Sciences, Inc.*	170,198	7,366,169
Myriad Genetics, Inc.*	124,365	3,245,927
NuVasive, Inc.*	46,395	1,483,712
St. Jude Medical, Inc.*	85,335	3,138,621
Teva Pharmaceutical Industries Ltd. ADR	130,391	7,325,366
UnitedHealth Group, Inc.	99,289	3,026,329
WellPoint, Inc.*	51,670	3,011,844
		34,673,380

The accompanying Notes to Financial  Statements are an integral part of these statements.

Security Description	Shares	Fair Value
Industrials — 8.7%
Alliant Techsystems Inc.*	10,458	$923,128
Fluor Corp.	72,579	3,268,958
Honeywell International, Inc.	121,765	4,773,188
Joy Global Inc.	8,877	457,964
Terex Corporation*	133,486	2,644,358
Textron Inc.	144,549	2,718,967
Union Pacific Corp.	22,958	1,467,016
		16,253,579
Materials — 3.3%
Monsanto Co.	75,104	6,139,752

Technology Services — 12.4%
First Solar, Inc.*	26,697	3,614,774
Google, Inc.*	11,287	6,997,714
Mastercard, Inc.	7,662	1,961,319
Qualcomm, Inc.	169,953	7, 862,026
The Western Union Company	143,253	2,700,319
		23,136,152
Technology Software — 19.9%
Adobe Systems, Inc.*	258,473	9,506,637
Apple Computer, Inc.*	54,150	11,418,069
Hewlett-Packard Co.	212,241	10,932,534
Oracle Corporation	208,995	5,128,737
		36,985,977
Utilities — 1.0%
FPL Group, Inc.	35,190	1,858,736
TOTAL COMMON STOCKS (Cost $163,306,290)		183,148,790

MUTUAL FUND INVESTMENTS — 0.8%
AIM STIT-STIC Prime Portfolio	1,505,600	1,505,600
TOTAL MUTUAL FUND INVESTMENTS (Cost $1,505,600)		1,505,600

Total n Investments (Cost $164,811,890) — 99.4%		184,654,390
Assets in Excess of Other Liabilities —0.6%		1,160,186
TOTAL NET ASSETS — 100.0%		$185,814,576

ADR American Depository Receipt
*Non Income Producing Security
Foreign Issued Security (traded on U.S. Exchange)

Keystone Mutual Funds
Schedule of Options Written (Unaudited)

	December 31, 2009
CALL OPTIONS	Contracts	Fair Value
Joy Global Inc.
Expiration: January 2010, Exercise Price: $55.00	88	$5,720
TOTAL CALL OPTIONS (Premium received $25,739)		$5,720

The accompanying Notes to Financial  Statements are an integral part of these statements.

Keystone Mutual Funds
Statement of Assets & Liabilities (Unaudited)

Keystone Large Cap Growth Fund
December 31 , 2009
ASSETS
Investments, at cost	$164,811,890
Investments, at fair value	$184,654,390
Receivable from investments sold	580,825
Dividend receivable	184,490
Interest receivable	248
Receivable for Fund shares sold	1,150,160
Other assets	57,553
Total Assets	186,627,666
LIABILITIES
Written option contracts, premiums received	25,739
Written option contracts, at fair value	5,720
Payable for investments purchased	57,629
Payable for Fund shares redeemed	455,279
Investment advisory fees payable	97,197
Administration fee payable	30,685
Rule 12b- 1 fees payable	112,246
Accrued expenses and other liabilities	54,334
Total Liabilities	813,090
Net Assets	$185,814,576
NET ASSETS CONSIST OF:
Paid in capital	$197,227,316
Undistributed net investment loss	(292,632)
Accumulated net realized loss	(30,982,627)
Net unrealized appreciation on investments	19,862,519
Net Assets	$185,814,576
CLASS A SHARES (unlimited shares authorized)
Net assets	$181,770,028
Shares issued and outstanding	7,429,828
Net asset value, price and minimum offering price per share redemption	$24.46
Maximum offering price per share ($24.46/0.9575)	$25.55
CLASS C SHARES (unlimited shares authorized)
Net assets	$683,335
Shares issued and outstanding	28,553
Net asset value, redemption price and offering price per share	$23.93
CLASS I SHARES (unlimited shares authorized)
Net assets	$3,361,213
Shares issued and outstanding	137,315
Net asset value, redemption price and offering price per share	$24.48

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Statement of Operations (Unaudited)

Keystone Large Cap Growth Fund

For the
Six Months Ended
December 31, 2009
INVESTMENT INCOME
Dividend income (net of foreign taxes withheld of $8,102)	$834,190
Interest income	2,524
Total Investment Income	836,714
EXPENSES
Investment advisory fees (Note 3)	526,875
Administration fees	79,996
Legal fees	53,232
Transfer agent fees and expenses	38,412
Portfolio accounting fees	25,656
Registration fees	24,433
Printing and postage expenses	24,250
Audit and tax fees	15,944
Insurance fees	15,664
Custody fees	14,835
Trustees’ fees and expenses	13,539
12b-1 shareholder servicing fees - Class A	223,432
12b-1 shareholder servicing fees - Class C	2,700
Other	37
Total Expenses	1,059,005
Recovery of previous waivers and reimbursements by advisor	70,341
Net Expenses	1,129,346
Net Investment Loss	(292,632)
REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	8,217,702
Net change in unrealized appreciation on investments	18,803,298
Net Realized and Unrealized Gain on Investments	27,021,000
Change in Net Assets Resulting from Operations	$26,728,368

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Statements of Changes in Net Assets

Keystone Large Cap Growth Fund

	For the
	Six Months Ended	For the
	December 31, 2009	Year Ended
	(Unaudited)	June 30, 2009
OPERATIONS
Net investment loss	($292,632)	($316,351)
Net realized gain (loss) on investments	8,217,702	(39,033,258)
Net change in unrealized appreciation on investments	18,803,298	8,498,462
Change in Net Assets Resulting from Operations	26,728,368	(30,851,147)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS
Distributions from net realized gain on investments	–	–
Distributions from return of capital	–	–
DISTRIBUTIONS TO CLASS C SHAREHOLDERS
Distributions from net realized gain on investments	–	–
Distributions from return of capital	–	–
DISTRIBUTIONS TO CLASS I SHAREHOLDERS
Distributions from net realized gain on investments	–	–
Distributions from return of capital	–	–
Change in Net Assets from Distributions to Shareholders	–	–
CAPITAL SHARE TRANSACTIONS
Proceeds from shareholder subscriptions	73,708,959	39,711,784
Dividend reinvestments	–	-
Payments for redemptions	(21,159,325)	(23,324,303)
Change in Net Assets from Capital Share Transactions	52,549,634	16,387,481
Change in Net Assets	79,278,002	(14,463,666)
	106,536,574	121,000,240
Net Assets, End of Period	$185,814,576	$106,536,574
Undistributed Net Investment Loss	($292,632)	$–

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Financial Highlights

Keystone Large Cap Growth Fund - Class A

	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Period Ended
	December 31, 2009 (6)		June 30, 2009	June 30, 2008	June 30, 2007(1)
Net Asset Value, Beginning of Period	$20.24		$26.43	$30.30	$25.00

Net investment loss (2)	(0.04)		(0.06)	(0.16)	(0.14)
Net realized and unrealized gain (loss) on investments	4.26		(6.13)	(1.12)	5.66

Total from Investment Operations	4.22		(6.19)	(1.28)	5.52

Distributions from net realized gain	-		-	(2.53)	(0.22)
Distributions from return of capital	-		-	(0.06)	-

Total Distributions	-		-	(2.59)	(0.22)

Net Asset Value, End of Period	$24.46		$20.24	$26.43	$30.30

Total return	20.85%	(3)	(23.42)%	(5.29)%	22.16%

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period	$181,770,028		$106,119,082	$120,413,870	$82,240,151
Ratio of expenses to average net assets:
Before expense waivers and reimbursements	1.41%	(4)	1.54%	1.64%	2.32%
After expense waivers and reimbursements	1.50%	(4)	1.50%	1.50%	1.50%
Ratio of net investment loss to average
net assets:
Before expense waivers and reimbursements	(0.30)%	(4)	(0.37)%	(0.68)%	(1.37)%
After expense waivers and reimbursements	(0.39)%	(4)	(0.33)%	(0.54)%	(0.55)%
Portfolio turnover rate (5)	62%	(3)	192%	142%	157%

(1) Reflects operations for the period from August 7, 2006 (commencement of operations) to June 30, 2007.
(2) Calculated using average shares outstanding method.
(3) Not annnualized.
(4) Annnualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) Six month period is unaudited.

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Financial Highlights

Keystone Large Cap Growth Fund - Class C

	For the Six Months Ended		For the Year Ended	For the Year Ended	For the Period Ended
	December 31, 2009 (6)		June 30, 2009	June 30, 2008	June 30, 2007(1)
Net Asset Value, Beginning of Period	$19.87		$26.12	$30.12	$25.00

Net investment loss (2)	(0.12)		(0.20)	(0.36)	(0.35)
Net realized and unrealized gain (loss) on investments	4.18		(6.05)	(1.05)	5.69

Total from Investment Operations	4.06		(6.25)	(1.41)	5.34

Distributions from net realized gain	-		-	(2.53)	(0.22)
Distributions from return of capital	-		-	(0.06)	-

Total Distributions	-		-	(2.59)	(0.22)

Net Asset Value, End of Period	$23.93		$19.87	$26.12	$30.12

Total return	20.43%	(3)	(23.93)%	(5.81)%	21.44%	(3)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period	$683,335		$417,492	$586,370	$162,431
Ratio of expenses to average net assets:
Before expense waivers and reimbursements	2.11%	(4)	2.24%	2.34%	3.02%	(4)
After expense waivers and reimbursements	2.20%	(4)	2.20%	2.20%	2.20%	(4)
Ratio of net investment loss to average
net assets:
Before expense waivers and reimbursements	(1.00)%	(4)	(1.07)%	(1.38)%	(2.07)%	(4)
After expense waivers and reimbursements	(1.09)%	(4)	(1.03)%	(1.24)%	(1.25)%	(4)
Portfolio turnover rate (5)	62%	(3)	192%	142%	157%	(3)

(1) Reflects operations for the period from August 7, 2006 (commencement of operations) to June 30, 2007.
(2) Calculated using average shares outstanding method.
(3) Not annnualized.
(4) Annnualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(6) Six month period is unaudited.

The accompanying Notes to Financial Statements are an integral part of these statements.

Keystone Mutual Funds
Financial Highlights

Keystone Large Cap Growth Fund - Class I

	For the Period Ended
	December 31, 2009 (1) (6)
Net Asset Value, Beginning of Period	$22.64

Net investment income (2)	-
Net realized and unrealized gain on investments	1.84

Total from Investment Operations	1.84

Distributions from net realized gain	-
Distributions from return of capital	-

Total Distributions	-

Net Asset Value, End of Period	$24.48

Total return	8.13%	(3)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period	$3,361,213
Ratio of expenses to average net assets:
Before expense waivers and reimbursements	1.16%	(4)
After expense waivers and reimbursements	1.20%	(4)
Ratio of net investment income to average
net assets:
Before expense waivers and reimbursements	0.04%	(4)
After expense waivers and reimbursements	0.00%	(4)
Portfolio turnover rate (5)	62%	(3)

(1) Reflects operations for the period from November 2, 2009 (commencement of operations) to December 31, 2009.
(2) Calculated using average shares outstanding method.
(3) Not annnualized.
(4) Annnualized.
(5) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued. Percentage shown is for the six months ended December 31, 2009.
(6) Period is unaudited.

The accompanying Notes to Financial Statements are an integral part of these statements.

Notes to Financial Statements
DECEMBER 31, 2009 (Unaudited)

1. ORGANIZATION
The Keystone Large Cap Growth Fund (the “Fund”) is a Delaware trust registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company.  The Fund is a series of Keystone Mutual Funds and has unlimited authorized shares of beneficial interest.  The investment objective for the Fund is long-term growth of capital.

The Fund offers three classes of shares, Class A, Class C and Class I. Class A shares are subject to a 4.25% front-end sales charge. Class C shares have no sales charge, but are subject to a 1% contingent deferred sales charge if redeemed within one year.  Class C shares do not convert to Class A shares of the Fund.  Class I shares have no sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in preparation of its financial statements.  These policies are in conformity with U.S. generally accepted accounting principles (GAAP).

a) Investment Valuation
Securities listed on the NASDAQ National Market are valued at the NASDAQ Official Closing Price (“NOCP”).Other securities traded on a national securities exchange are valued at the last sales price on the exchange where primarily traded or at last sales price on the national securities market.  Exchange traded securities for which there were no transactions that day are valued at the latest bid prices. Securities traded on only over-the-counter markets other than NASDAQ are valued at the latest bid prices.  Debt securities (other than short term obligations) are valued at prices furnished by a pricing service, subject to review by the Fund’s advisor, Cornerstone Capital Management, Inc. (the “Advisor”).  Mutual funds are valued at Net Asset Value (NAV) close. Short term obligations (maturing within 60 days) are valued on an amortized cost basis, which approximates market value.

Securities for which quotations are not readily available, not currently traded, or those for which the NOCP, last sales price or bid price, as the case may be, is deemed unreliable, are valued at fair value as determined in good faith under procedures approved by and supervision of the Board of Trustees (the “Board”).  If an event occurs that will affect the value of the Fund’s portfolio securities before the NAV has been calculated, the security will generally be priced using a fair value procedure. The Board has adopted specific procedures for valuing portfolio securities and delegated the responsibility of fair value determinations to a Valuation Committee. Some of the factors that may be Keystone Mutual Funds Semi-Annual Report considered by the Valuation Committee in determining fair value are 17 fundamental analytical data relating to the investment; the nature and duration of any restriction on the disposition; trading in similar securities of the same issuer or comparable companies; information from broker-dealers; and an evaluation of the forces that influence the market in which the securities are purchased or sold. For the six months ended December 31, 2009, the Fund held no fair valued securities.

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
Level 3 – Model derived valuations in which one or more significant inputs or significant value drivers are unobservable.  Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities (or other investments).  Care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of December 31, 2009, the Fund’s investments in securities were classified as follows:

	Fair Value Measurements as of December 31, 2009 Using
	Quoted Pri ces in
	A ctive Marketsf or		Significant Other	Significant
	Identical Assets		Observable Inputs	Unobservable Inputs
Description	(Level 1)		(Level 2)	(Level 3)	Total
Equity Securities
Common Stocks	$183,148,790	(a)	$-	$-	$ 153,171,653
Total Equity Securities	183,148,790		-	-	153,171,653
Other
Mutual Fund
Investments	1,505,600	(b)	-	-	4,010,349
Total Other	1,505,600		-	-	4,010,349
Derivative Securities
Options Written	(5,720)		-	-	(5,720)
Total Derivative Securities	(5,720)		-	-	(5,720)
Total	$184,648,670		$-	$-	$ 184,648,670

(
(a) All other industry classifications are identified in the Schedule of Investments.
(b) Mutual fund investments that are sweep investments for cash balances in the Fund at December 31, 2009.

b) Federal Income Taxes
The Fund’s policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Also, in order to avoid the payment of any federal excise taxes, the Fund will distribute substantially all of its net investment income and net realized gains on a calendar year basis.

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are primarily due to the tax deferral of losses on wash sales. The following information is provided on a tax basis as of June 30, 2009:

Cost of investments	$107,738,940

Gross unrealized appreciation	$8,542,448

Gross unrealized depreciation	(9,827,311)

Net unrealized appreciation (depreciation)	$(1,284,863)

Undistributed ordinary income	$ —
Undistributed long-term capital gains	—
Total distributable earnings	$ —

Other accumulated gains (losses)	$(36,856,245)
Total accumulated earnings (losses)	$(38,141,108)

As of December 31, 2009, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years.
Keystone Mutual Funds Semi-Annual Report

c) Distributions to Shareholders
The Fund declares and distributes dividends from its net investment income on a quarterly basis and declares and distributes any net capital gain realized by the Fund at least on an annual basis. Distributions from net realized gains for book purposes may include short-term capital gains. All net short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements. These distributions are paid in additional Fund shares unless the shareholder elects in writing to receive distributions in cash.

The character of distributions made during the period from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal period in which the amounts are distributed may differ from the period that income or realized gains (losses) were recorded by the Fund. The Fund did not pay any distributions during the year ended June 30, 2009 or the six months ended December 31, 2009.  The following net realized capital loss carryforwards at June 30, 2009,may be utilized to offset future capital gains. To the extent the Fund realizes future capital gains, taxable distributions to its shareholders will be offset by any unused capital loss carryforward to the extent allowed by the Internal Revenue Code (IRC).

Capital Loss Carryforward	Expiration Date
$17,929,310	6/30/2017

At June 30, 2009, the Fund deferred, on a tax basis, post-October losses of $18,926,197.

d) Expenses
The Fund is charged for those expenses that are directly attributable to it, such as investment advisory and custody fees. Expenses that are not directly attributable to any class of shares of the Fund are allocated between Class A and C on the basis of each class’ relative net assets. Fees paid under the Fund’s
Rule 12b-1 plan (the “Plan”) are borne by the specific class of shares of the Fund to which the Plan applies.

e) Use of Estimates in the Preparation of Financial Statements
The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reported period. Actual results could differ from those estimates.

f) Reclassification of Capital Accounts
GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on the total amount of net assets or net asset value per share. The adjustments are due to certain permanent book and tax differences.

		Accumulated	Undistributed
	Paid in	Net Realized	Net Investment
	Capital	Gain on Investments	Income
Year ended June 30, 2009	$(296,470)	$18,543	$277,927

g) Security Transactions and Investment Income
For financial reporting purposes, investment transactions are accounted for on the trade date. The Fund determines the gain or loss realized from investment transactions using a specific identification method.
Income Recognition – Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. All discounts and premiums are amortized on the effective interest method for tax and financial reporting purposes.

h) Derivative Financial Instruments
The Fund has adopted enhanced disclosure regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

During the period ended December 31, 2009, the Fund wrote 37 Google, Inc. option contracts with exercise prices of $550 each. All contracts were exercised for a total realized gain of $62,417.The Fund also wrote 476 Joy Global Inc. option contracts with exercise prices of $55 each and covered 388 of these contracts for a total realized loss of $127,162.On December 31, 2009 the Fund held the remaining 88 Joy Global Inc. option contracts at fair market value of $5,720 for a total unrealized gain of $20,019.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH RELATED PARTIES
The Fund has entered into an investment advisory agreement with the Advisor under which the Advisor manages the Fund’s assets and provides research, statistical, and advisory services, and pays related office rental, executive expenses, and executive salaries. The fee for investment services is based on the average daily net assets of the Fund at the annual rate of 0.70%.

The Advisor has contractually limited total expenses to 1.50% of average daily  net assets for Class A shareholders, 2.20% of average daily net assets for Class C shareholders and 1.20% of average daily net assets for Class I shareholders through October 31, 2010.The Advisor may extend the limitations at its discretion and may terminate the arrangement at any time after October 31, 2010.Under this arrangement, any reduction in advisory fees or payment of expenses made by the Advisor may be reimbursed by the Fund in subsequent fiscal years if the Advisor so requests. This reimbursement may be requested if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitations of the Fund expenses.  The Advisor is permitted to be reimbursed for the fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed and approved by the Board. In addition, any such reimbursement from the Fund to the Advisor will be subject to the applicable limitation on the Fund expenses. During the six months ended December 31, 2009, the Advisor recovered previously reimbursed expenses of the Fund in the amount of $70,341.Reimbursed expenses, including prior period expenses, are subject to potential recovery by year of expiration, subject to Board approval. The Fund’s reimbursed expenses that are subject to potential recovery are as follows:

Year of Expiration
June 30, 2010	$ 250,651
June 30, 2011	$ 124,100
June 30, 2012	$ 40,201
$ 414,952

The Fund has entered into a Rule 12b-1 distribution agreement with Quasar Distributors, LLC (“Quasar”).Class A shareholders pay Rule 12b-1 fees to Quasar at the annual rate of 0.30% of average daily net assets and Class C shareholders pay fees at the annual rate of 1.00%. For the six months ended
December 31 2009, 12b-1 distribution expenses of $223,432 and $2,700 were accrued by Class A and Class C shares, respectively. The fees are paid to Quasar for distribution-related expenses and activities in connection with the distribution of the Fund’s shares.

The Fund bears certain other operating expenses, including brokerage and commission expenses; fees and expenses of legal counsel and independent registered public accounting firm; compensation of the Fund’s independent trustees; registration fees; printing and shareholder report expenses; custodian fees; transfer agent fees; and other miscellaneous expenses.

There were $45,645 in sales charges retained from the sale of Class A shares for the six months ended December 31, 2009.The Advisor received no contingent deferred sales charges from the redemption of Class C shares for the six months ended December 31, 2009. Sales charges are not an expense of the Fund and are not included in the financial statements of the Fund.

4. CAPITAL SHARE TRANSACTIONS
Transactions of shares of the Fund were as follows:

The Keystone Large Cap Growth Fund – Class A Shares
	For the Six Months Ended December 31, 2009		For the Year Ended June 30, 2009
	Amount	Shares	Amount	Shares
Shares sold	$73,444,113	3,235,184	$39,645,284	1,986,573
Shares transferred to Class I	(3,099,281)	(136,894)	-	-
Shares issued through dividend reinvestment	-	-	-	-
Shares redeemed	(21,075,244)	(910,451)	(23,224,482)	(1,301,017)
Net Increase	$49,269,588	2,187,839	$16,420,802	685,556
The Keystone Large Cap Growth Fund – Class C Shares
	For the Six Months Ended December 31, 2009		For the Year Ended June 30, 2009
	Amount	Shares	Amount	Shares
Shares sold	$254,740	11,179	$66,500	3,914
Shares issued through dividend reinvestment	-	-	-	-
Shares redeemed	(84,081)	(3,635)	(99,821)	(5,350)
Net Increase (Decrease)	$170,659	7,544	$(33,321)	(1,436)
The Keystone Large Cap Growth Fund – Class I Shares
	For the Period From November 2, 2009 through December 31, 2009
	Amount	Shares
Shares sold	$ 10,1060	412
Shares transferred from Class A	3,099,281	136,894
Shares issued through dividend reinvestment	-	-
Shares redeemed	-	-
Net Increase	$3,109,387	137,315

In accordance with its prospectus, the Fund may issue shares on the basis of an in-kind transfer of investment securities. There were no in-kind transfers during the year ended June 30, 2009, or the six months ended December 31, 2009.

5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term investments for the Fund, for the six months ended December 31, 2009, were $142,585,210 and $89,912,738, respectively. There were no purchases and sales of U.S. government securities for the Fund during this period.

6. GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

7. SUBSEQUENT EVENTS
The Fund has adopted standards which establish general standards of accounting and for disclosure of events that occur after the Statement of Assets & Liabilities date, but before the financial statements are issued or are available to be issued. The Fund has performed an evaluation of subsequent events through February 24, 2010, which is the date the financial statements were issued.

At a meeting of the Board of Trustees held on February 18, 2010, the Trustees unanimously approved resolutions (1) eliminating the front-end sales charge relating to the Fund’s Class A shares, (2) amending the Fund’s Distribution and Service Plan to reduce the Rule 12b-1 fee charged by the Fund’s Class A shares from an annual rate of 0.30% of average daily net assets to 0.25%, and (3) amending the Fund’s Expense Limitation Agreement with the Advisor to lower the expense cap on total annual fund operating expenses (as defined in the prospectus) related to the Fund’s Class A shares from 1.50% of average daily net assets to 1.45%. All such changes are effective March 1, 2010.

Additional Information (Unaudited)

TRUSTEE AND OFFICER COMPENSATION

The Fund does not compensate any of its trustees who are interested persons nor any of its officers. For the six months ended December 31, 2009, the aggregate compensation paid by the Fund to the independent trustees was $13,500.The Fund did not pay any special compensation to any of its trustees or officers. The
Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling the Fund at (866) 596-3863.

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities owned by the Fund and information regarding how the Fund voted proxies relating to the portfolio of securities during the year ended June 30, 2009 is available to stockholders (i) without charge, upon request by calling the Fund at (866) 596-3863; and (ii) on the SEC’s Web site at www.sec.gov.

AVAILABILITY OF QUARTERLY
PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings for the first and third quarters of each fiscal year with the SEC on Form N-Q. The Form N-Q is available to stockholders (i) without charge, upon request by calling the Fund at (866) 596-3863; (ii) on the SEC’s Web site at www.sec.gov; and (iii) at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

PRIVACY NOTICE

The Fund collects non-public personal information about you from the following sources:

•  Information we receive about you on applications or other forms;
•  Information you give us orally; and/or
•  Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

BOARD OF TRUSTEES CUSTODIAN
U.S. Bank, N.A.
Chairman of the Board	1555 N. River Center Drive, Suite 302
Daniel Luthringshauser	Milwaukee,WI 53212
Clifford Olson
John Grunewald	TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
INVESTMENT ADVISOR	615 East Michigan Street
Cornerstone Capital Management, I n c.	Milwaukee,WI 53202
7101 W 78th Street, Suite 201
Bloomington, MN 55439	INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Ernst &Young LLP
DISTRIBUTOR
Quasar Distributors, LLC	220 South 6th Street, Suite 1400
615 East Michigan Street	Minneapolis, MN 55402
Milwaukee,WI 53202

LEGAL COUNSEL
Faegre & Benson LLP
2200 Wells Fargo Center
90 South Seventh Street
Minneapolis, MN 55402

The Fund’s Statement of Additional Information (“ SAI”) contains additional information about theFund’s Trustees and is available without charge (i) upon request by calling (866) 596-3863; and
( ii) on the SEC’s Web site at www.sec.gov.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)  Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title)       /s/ Andrew S. Wyatt
 Andrew S. Wyatt, President

Date  March 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Andrew S. Wyatt
Andrew S. Wyatt, President

Date  March 1, 2010

By (Signature and Title)      /s/ Michael P. Eckert
Michael P. Eckert, Treasurer

Date  March 1, 2010